DEPOSITS - Summary of interest expense on deposits (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Deposits [Abstract]
Checking and money market deposit accounts	$ 181	$ 274	$ 490	$ 779
Passbook, club and statement savings accounts	121	227	401	701
Certificate accounts	2,057	2,504	4,884	5,611
Total	$ 2,359	$ 3,005	$ 5,775	$ 7,091